Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Percentage of assessable profits	16.50%
Net profit (in Dollars)	$ 156,842	$ 218,121
Percentage of tax rate	10.00%
Operating losses carried forward percentage	5.00%
Uniform tax rate			25.00%
Deferred tax assets, net (in Dollars)	$ 9,734,267	$ 7,172,814
Hong Kong [Member]
Income Tax [Line Items]
Percentage of assessable profits	8.25%
Net profit (in Dollars)	$ 2,000,000
China [Member]
Income Tax [Line Items]
Percentage of statutory tax rate	25.00%
Australian Taxation Office [Member]
Income Tax [Line Items]
Percentage of tax rate	10.00%
State Administration of Taxation, China [Member]
Income Tax [Line Items]
Percentage of tax rate	25.00%
Uniform tax rate	25.00%	25.00%